Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes
	December 31,
	2023	2022

Value Added Tax	$479,354	$353,506
Income Tax	360,840	32,686
Other	18,730	18,730
	$858,924	$404,922